COMMITMENTS (Tables)	12 Months Ended
Dec. 31, 2016
Commitments and Contingencies Disclosure [Abstract]
Schedule of Future Minimum Payments Under Operating Lease Agreements	Future minimum payments under operating lease agreements are as follows:

Years Ending December 31,	(In thousands)
2017	$31,834
2018	31,661
2019	24,316
2020	18,523
2021	13,239
Thereafter	189,070
Total	$308,643

Schedule of Commercial Commitments Outstanding
The Company also has funding commitments that could potentially require its performance in the event of demands by third parties or contingent events as follows:

	Amount of Commitment Expiration Per Period
	Less Than 1 Year	1-3 Years	3-5 Years	More Than 5 Years	Total Amounts Committed
	(In thousands)
Purchase obligations	$10,581	$10,000	$—	$—	$20,581
Letters of credit and surety bonds	768	63	—	1,437	2,268
Total commercial commitments	$11,349	$10,063	$—	$1,437	$22,849